Investment Property, Net	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Investment Property, Net
13.	Investment Property, Net

(a)	Investment property as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018				2019
	Acquisition cost		Accumulated depreciation and impairment loss	Book value	Acquisition cost	Accumulated depreciation and impairment loss	Book value
Land	￦	295,328	(16,743)	278,585	295,183	(16,718)	278,465
Buildings		681,518	(110,183)	571,335	778,816	(180,657)	598,159
Structures		3,327	(1,919)	1,408	3,455	(2,277)	1,178
Right of use assets		—	—	—	434	(9)	425
Construction-in-progress		101,665	(24,378)	77,287	—	—	—

	￦	1,081,838	(153,223)	928,615	1,077,888	(199,661)	878,227

As of December 31, 2019, the fair value of investment property is
￦
1,545,310 million.

(b)	Changes in the carrying amount of investment property for the years ended December 31, 2018 and 2019 were as follows:

1)	For the year ended December 31, 2018

(in millions of Won)	Beginning		Acquisitions	Disposals	Depreciation(*1)	Others(*2)	Ending
Land	￦	360,402	1,327	(26,826)	(16,743)	(39,575)	278,585
Buildings		634,040	727	(32,807)	(28,358)	(2,267)	571,335
Structures		6,281	—	—	(603)	(4,270)	1,408
Construction-in-progress		64,191	42,052	—	(24,948)	(4,008)	77,287

	￦	1,064,914	44,106	(59,633)	(70,652)	(50,120)	928,615

(*1)
Includes impairment loss on investment property recognized by each of the consolidated subsidiaries, including the office lease of POSCO (Dalian) IT Center Development Co., Ltd. amounting to
￦
51,461 million.

(*2)	Includes reclassification resulting from changing the purpose of use, adjustment of foreign currency translation difference and others.

2)	For the year ended December 31, 2019

(in millions of Won)	Beginning		Acquisitions	Disposals	Depreciation(*1)	Others(*2)	Ending
Land	￦	278,585	—	(5,921)	—	5,801	278,465
Buildings		571,335	1,548	(5,343)	(52,416)	83,035	598,159
Structures		1,408	—	(50)	(625)	445	1,178
Right of use assets		—	—	—	—	425	425
Construction-in-progress		77,287	18,644	—	—	(95,931)	—

	￦	928,615	20,192	(11,314)	(53,041)	(6,225)	878,227

(*1)	Includes impairment loss on investment property recognized by POSCO (Dalian) IT Center Development Co., Ltd., a subsidiary, in relation to its office lease amounting to ￦ 32,642 million.
(*2)	Includes reclassification resulting from changing the purpose of use, adjustment of foreign currency translation difference and others.